___________________________

Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

April 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Invesco Exchange-Traded Self-Indexed Fund Trust (the "Trust") 1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act"), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated:

(i)September 5, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2027 High Yield Corporate Bond ETF;

(ii)September 5, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2029 Corporate Bond ETF;

(iii)September 18, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2021 Municipal Bond ETF, Invesco BulletShares 2022 Municipal Bond ETF, Invesco BulletShares 2023 Municipal Bond ETF, Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF, Invesco BulletShares 2028 Municipal Bond ETF and Invesco BulletShares 2029 Municipal Bond ETF;

(iv)October 28, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Russell 1000® Dynamic Multifactor ETF and Invesco Russell 2000® Dynamic Multifactor ETF;

(v)December 20, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2020 Corporate Bond ETF, Invesco BulletShares 2020 High Yield Corporate Bond ETF, Invesco BulletShares 2021 Corporate Bond ETF, Invesco BulletShares 2021 High Yield Corporate Bond ETF, Invesco BulletShares 2022 Corporate Bond ETF, Invesco BulletShares 2022 High Yield Corporate Bond ETF, Invesco BulletShares 2023 Corporate Bond ETF, Invesco BulletShares 2023 High Yield Corporate Bond ETF, Invesco BulletShares 2024 Corporate Bond ETF, Invesco BulletShares 2024 High Yield Corporate Bond ETF, Invesco BulletShares 2025 Corporate Bond ETF, Invesco BulletShares 2025 High Yield Corporate Bond ETF, Invesco BulletShares 2026 Corporate Bond ETF, Invesco BulletShares 2026 High Yield Corporate Bond ETF, Invesco BulletShares 2027 Corporate Bond ETF, Invesco BulletShares 2028 Corporate Bond ETF, Invesco Investment Grade Defensive ETF and Invesco Investment Grade Value ETF;

(vi)December 20, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BulletShares 2021 USD Emerging Markets Debt ETF, Invesco BulletShares 2022 USD Emerging Markets Debt ETF, Invesco BulletShares 2023 USD Emerging Markets Debt ETF and Invesco BulletShares 2024 USD Emerging Markets Debt ETF;

 (vii)December 20, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco RAFITM Strategic Developed ex-US ETF, Invesco RAFITM Strategic Developed ex-US Small Company ETF, Invesco RAFITM Strategic Emerging Markets ETF, Invesco RAFITM Strategic US ETF and Invesco RAFITM Strategic US Small Company ETF; and

(viii)December 20, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Defensive Equity ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903 invesco.com/ETFs @InvescoETFs